TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Dore bars awaiting settlement		$ 24,281
Concentrates awaiting settlement	75,899	88,668
Trade receivables	75,899	112,949
Product Information
Revenue from mining operation	1,821,799	1,422,521	613,762
Percentage of revenue from precious metal to total revenue from mining operations	95.00%	93.00%	87.00%
Gold
Product Information
Revenue from mining operation	1,563,760	1,216,249	474,875
Silver
Product Information
Revenue from mining operation	171,725	104,544	59,155
Zinc
Product Information
Revenue from mining operation	70,522	77,544	57,034
Percentage of revenue from byproduct metals to total revenue from mining operations (as a percent)	4.00%	5.00%	9.00%
Copper
Product Information
Revenue from mining operation	14,451	22,219	22,571
Percentage of revenue from byproduct metals to total revenue from mining operations (as a percent)	1.00%	2.00%	4.00%
Lead
Product Information
Revenue from mining operation	$ 1,341	$ 1,965	$ 127